Business combinations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business combinations
Note 4—Business combinations
Acquisition of Intelsat Holdings S.à r.l.
On 30 April 2024, SES announced its intention to acquire all the issued and outstanding share capital of Intelsat Holdings S.à r.l. and all its subsidiaries and affiliates (‘Intelsat’). The transaction closed on 17 July 2025 for a final cash consideration of USD
2.6 billion
(EUR
2.2
billion) and certain contingent
value rights (‘CVRs‘).
Intelsat operates one of the world’s largest satellite communication services businesses, providing diversified communications services to the world’s leading media companies, fixed and wireless telecommunications operators, data networking service providers for enterprise and mobile applications in the air and on the seas, multinational corporations and internet service providers. Intelsat was also the leading provider of commercial satellite capacity to the U.S. government and other select military organizations and their contractors. The combined company leverages its skilled teams with deep vertical expertise to deliver integrated multi-orbit, multi-band satellite and connectivity solutions to businesses and governments around the world.
The purchase price allocation exercise for the acquisition of Intelsat remains provisional since, at the time when the financial statements were authorised for issue, the Group had not yet completed the accounting for the acquisition. In particular, the process to establish the fair values of specific assets and liabilities need to be concluded.

Details of the purchase consideration, as well as the provisional amounts of the net assets acquired, and goodwill arising are as follows:

Purchase consideration
€ million
Cash paid*	2,223
Contingent value rights*	737
Settlement of pre-existing relationship*	32
Cash-flow hedge (Note 24)	17

Total consideration	3,009

*	At the transaction exchange rate of USD 1.1602
Contingent Value Rights
Under the CVR Agreement, holders are entitled to receive
42.5% of the cumulative net proceeds received by SES and its affiliates between the date of issuance and the termination date with respect to the following “qualified monetization”:

•
adoption, enactment or promulgation of any law by any governmental authority requiring the clearing of usage rights for up to 100 MHz of the
C-band
downlink spectrum at 3.98 GHz - 4.2 GHz (defined in the agreement as the “Applicable Spectrum”), or

•
the sale or transfer of Applicable Spectrum by SES that directly results in the receipt by SES or any of its affiliates, on or after the issuance date hereof and prior to the termination date, of cash consideration for the final clearance or transfer of Applicable Spectrum (including with respect to governmental relocation payments or private negotiations).

Net proceeds represent any cash consideration actually received by SES or its affiliates directly resulting from the final clearance, sale or transfer of Applicable Spectrum, minus any applicable expenses – being fees and expenses incurred (or estimated to be incurred) by SES and its affiliates, and not reimbursed, in connection with the qualified monetization.
The CVR termination date is the earlier of:

•	the date on which all of the Applicable Spectrum has been monetized pursuant to one or more events of qualified monetization, and

•	7.5 years after the issuance date (the outside date).
In case an applicable order has been issued prior to the outside date or SES (or any of its affiliates) enters into a definitive agreement in respect of an applicable transfer prior to the outside date, and the related proceeds have not yet been received, the outside date will be extended to the date on which all of the applicable consideration payable in respect of such event(s) has been completed.
The CVRs meet the definition of contingent consideration under IFRS 3 and as such, are recognized at its acquisition-date fair value, whether or not it is probable that a payment will be made, and is included in the purchase price consideration. SES classifies the CVRs as a financial liability as they represent contingent consideration to be settled in cash. The fair value of the CVRs at the acquisition date was EUR 737 million, equivalent to USD 855 million.

The CVRs were remeasured at
31 December 2025
at the fair value of EUR
755
million, equivalent to USD
887
million translated at the closing FX rate of USD
1.1750
, and the resulting increase of EUR
28
million is

presented under “Fair value movement on contingent value rights” line of the consolidated income statement. The increase in fair value from the acquisition date to the year-end date was mainly triggered by the time value of money. An amount of EUR 6 million of tax paid on behalf of the CVR holders is offset against the CVR liability resulting in a net amount of EUR 749 million of being presented in the consolidated statement of financial position.
The fair value of the CVRs was determined using a probability-weighted discounted cash flow model. Certain assumptions used in determining the fair value are described in Note 2 which include the potential future proceeds from the repurposing of the Applicable Spectrum regarding expected spectrum prices ($/MHz/Pop), the likelihood and scope of any FCC auction authority, assumptions concerning Accelerated Relocation Payments, the relative share of any proceeds attributable to the combined group, the probability of successful and timely spectrum clearing, applicable tax rates, the expected timing of proceeds, and an appropriate discount rate applied to the projected cash flows.
As those assumptions develop, the fair values of the CVRs will change and hence the valuation as at 31 December 2025 may differ significantly from the value once the C-band repurposing of the Applicable Spectrum is formally initiated.
As at 31 December 2025 there is a range of potential outcomes associated with this contingent consideration and management provides below a sensitivity analysis based on two of the key valuation parameters:

•	Auction price of the Applicable Spectrum sensitivity:
The valuation model was sensitised by adjusting the assumed auction price of the Applicable Spectrum by ±€
0.01
per MHz/Pop. A change of this magnitude results in an approximate increase or decrease of around EUR
10
million in the CVR liability.

•	Combined probability sensitivity:
The combined probability of (i) the FCC receiving auction authority to repurpose the Applicable Spectrum; and (ii) the satellite operators successfully clearing the spectrum was adjusted by ±
1
percentage point. This adjustment results in an approximate increase or decrease of around EUR
10
million in the CVR
liability.
Settlement of
pre-existing
relationship
The
pre-existing
relationship between SES and Intelsat relates to a net payable balance due from Intelsat to SES which was effectively settled at the acquisition date. No gain or loss was recognized on the settlement because the payable was settled at the recorded amount.

Provisional Purchase Price Allocation
Provisional fair values of the assets and liabilities recognized as a result of the acquisition, translated from USD to EUR at the transaction rate of USD 1.1602, are as follows:

	Note	€million

Property, plant and equipment	15	2,880
Assets in the course of construction	16	829
Intangible assets	17	460
Other financial assets non-current	18	154
Investments accounted for using equity method	19	72
Lease receivable non-current	36	12
Prepayments non-current		13
Trade and other receivables non-current		31
Deferred customer contract costs non-current		21
Income tax receivable non-current		46
Inventories	20	164
Trade and other receivables		392
Deferred customer contract costs current		7
Prepayments current		71
Income tax receivable		30
Cash and cash equivalents		769
Other financial assets current		7
Borrowings non-current	29	(2,631)
Provisions non-current	30	(50)
Deferred income non-current	21	(322)
Deferred tax liabilities	11	(216)
Other long-term liabilities		(20)
Lease liabilities non-current	37	(560)
Employee benefit obligation non-current	33	(31)
Fixed assets suppliers non-current		(59)
Accrued interest on borrowings		(57)
Provisions current	30	(24)
Deferred income current	21	(130)
Trade and other payables		(427)
Lease liabilities current	37	(61)
Employee benefit obligation	33	(1)
Fixed assets suppliers current		(22)
Income tax liabilities		(12)
Net identifiable assets acquired		1,335
Less: Non-controlling interests		(26)
Add: Goodwill* (Note 17)	17	1,700

Net assets acquired		3,009

*	Non-deductible for tax purpose.
Goodwill primarily represents the expected benefits arising from the combination of SES and Intelsat operations, including the creation of a larger, more integrated satellite platform, increased scale, and the realization of operational and cost synergies across the combined business. None of the goodwill is expected to be deductible for income tax purposes.

The total assets acquired included satellites of EUR
1,571
million and orbital slots of EUR
242
million The fair value was determined by management using the replacement cost and multi-period excess earnings method for the satellites and orbital slots. Management’s estimate is more sensitive to revenue, contributory asset charges and discount rate used in the cash flow projections for the valuation of the satellites and orbital slots.
The fair value of the acquired trade receivables with aggregated gross contractual amount of EUR
427

million was assumed to equal their book value.

The best estimate at the acquisition date of potentially irrecoverable trade receivable balances was EUR
22 million.
A contingent liability of EUR 5 million related to regulatory fees potentially to be paid was recognized at acquisition date under current provisions.
The Group elected to recognize the
non-controlling
interests at their proportionate share of the acquired net identifiable assets.

Purchase consideration - cash outflow
€ million	EUR

Cash paid	2,223
Less
Balance acquired: Cash and cash equivalents	(769)

Net outflow of cash – investing activities	1,454
Transaction-related costs recorded in 2025 amounted to EUR 83 million and were recognized in other operating expenses. Transaction-related costs recorded in 2024 amounted to EUR 55 million and were recorded in other operating expenses.
Revenue and profit contribution
Whilst the combined group was substantially from an operational perspective reorganised post-acquisition, the legal entities acquired as part of Intelsat transaction contributed third-party revenues of EUR
721
million and a net loss of EUR
 7

million to the Group for the period from 17 July to 31 December 2025.
The Group’s 2025 revenue and loss for the year if the acquisition had taken effect on 1 January 2025 would have been EUR
 3,512
million and EUR
 202
million respectively (unaudited).
These amounts have been calculated using the subsidiary’s results and adjusting them for:

•	differences in the accounting policies between the group and the subsidiary; and

•	any purchase price allocation post-acquisition effects.
Borrowings of EUR
2,631
m
illion were acquired and immediately afterwards repaid. Refer to Note 29 – Borrowings.